Results by business segment	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Results by business segment

Note 26 Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into five business segments: Personal Banking, Commercial Banking, Wealth Management, Insurance and Capital Markets. Effective the fourth quarter of 2024, the Personal & Commercial Banking segment became two standalone business segments: Personal Banking and Commercial Banking. With this change, RBC Direct Investing moved from the previous Personal Banking segment to the Wealth Management segment. From a reporting perspective, there were no changes to our Capital Markets and Insurance segments. Comparative results have been revised to conform to our new basis of segment presentation.
Personal Banking provides a broad suite of financial products and services to retail clients for their day-to-day banking, investing and financing needs through three geographies: Canada, the Caribbean and the U.S. In Canada, we provide a broad suite of financial products and services through our large branch network, ATMs, and mobile sales network. In the Caribbean and the U.S., we offer a broad range of financial products and services in targeted markets. Non-interest income in Personal Banking mainly comprises Mutual fund revenue, Service charges and Card service revenue.
Commercial Banking offers a wide range of lending, deposit and transaction banking products and services to Canadian companies and foreign businesses in Canada at every stage of their business lifecycle through digital solutions, customized banking advice and services by experienced advisors, relationship managers and our broad team of specialists. Non-interest income in Commercial Banking mainly comprises Service charges, Credit fees, and Foreign exchange revenue, other than trading.
Wealth Management primarily serves high net worth and ultra-high net worth individual and institutional clients with a comprehensive suite of advice-based solutions and investment strategies, as well as personalized banking relationships and self-directed
investment service through our lines of businesses in Canada, the U.S., the U.K., Europe and Asia, including Canadian Wealth Management, U.S. Wealth Management (including City National), Global Asset Management, International Wealth Management, and Investor Services. Non-interest income in Wealth Management mainly comprises Investment management and custodial fees, Mutual fund revenue and Securities brokerage commissions.
Insurance has operations in Canada and globally providing a wide range of advice and solutions for individual and business clients including life, health, wealth, property & casualty, travel, group benefits, annuities, and reinsurance. We offer our products and services through a wide variety of channels, comprised of mobile advisors, advice centres, RBC Insurance
®
stores and digital platforms, as well as through independent brokers and partners. We also operate in reinsurance and retrocession markets globally offering life, critical illness, disability and longevity reinsurance products. Non-interest income in Insurance primarily comprises Insurance service result and Insurance investment result.
Capital Markets provides expertise in advisory & origination, sales & trading, lending & financing and transaction banking to corporations, institutional clients, asset managers, private equity firms and governments globally in our two main business lines: Corporate & Investment Banking and Global Markets. In North America, we offer a full suite of products and services which include equity and debt origination and distribution, advisory services, and sales & trading. Outside North America, we have a targeted strategic presence in the U.K. & Europe, Australia, Asia & other markets aligned to our global expertise. In the U.K. & Europe, we offer a diversified set of capabilities in key industry sectors of focus. In Australia and Asia, we compete with global and regional investment banks in targeted areas aligned to our global expertise, including fixed income distribution and currencies trading, secured financing, as well as corporate and investment banking. Non-interest income in Capital Markets mainly includes Underwriting and other advisory fees, Trading revenue and Credit fees.
All other enterprise level activities that are not allocated to these five business segments, such as certain treasury and liquidity management activities, including amounts associated with unattributed capital, and consolidation adjustments, including the elimination of the taxable equivalent basis (teb) gross-up amounts, are included in Corporate Support. Teb adjustments gross up income from certain tax-advantaged sources from Canadian taxable corporate dividends received on or before December 31, 2023 and U.S. tax credit investments recorded in Capital Markets to their effective tax equivalent value with the corresponding offset recorded in the provision for income taxes. Management believes that these teb adjustments are necessary for Capital Markets to reflect how it is managed and enhances the comparability of revenue across our taxable and tax-advantaged sources. Our use of teb adjustments may not be comparable to similarly adjusted amounts at other financial institutions. The teb adjustment for the year ended October 31, 2024 was $294 million (October 31, 2023 – $559 million). Gains (losses) on economic hedges of our U.S. Wealth Management (including City National) share-based compensation plans, which are reflected in revenue, and related variability in share-based compensation expense driven by changes in the fair value of liabilities relating to these plans are also included in Corporate Support as this presentation more closely aligns with how we view business performance and manage the underlying risks.
Geographic segments
For geographic reporting, our segments are grouped into Canada, the U.S. and Other International. Transactions are primarily recorded in the location that best
reflects the risk due to negative changes in economic conditions and prospects for growth due to positive economic changes. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of our clients. Transactions are recorded in the local currency and are subject to foreign exchange rate fluctuations with respect to the movement in the Canadian dollar.

Management reporting framework
Our management reporting framework is intended to measure the performance of each business segment as if it were a stand-alone business and reflects the way that the business segment is managed. This approach is intended to ensure that our business segments’ results include all applicable revenue and expenses associated with the conduct of their business and depicts how management views those results. We regularly monitor these segment results for the purpose of making decisions about resource allocation and performance assessment. These items do not impact our consolidated results.
The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions and methodologies for allocating overhead costs and indirect expenses to our business segments and that assists in the attribution of capital and the transfer pricing of funds to our business segments in a manner that consistently measures and aligns the economic costs with the underlying benefits and risks of that specific business segment. Activities and business conducted between our business segments are generally at market rates. All other enterprise level activities that are not allocated to our five business segments are reported under Corporate Support.
Our assumptions and methodologies used in our management reporting framework are periodically reviewed by us to ensure that they remain valid. The capital attribution methodologies involve a number of assumptions that are revised periodically.

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total	Canada	United States	Other International
Net interest income (3)	$12,438	$6,061	$4,979	$–	$3,183	$1,292	$27,953	$22,281	$4,268	$1,404
Non-interest income	4,904	1,321	14,647	1,224	8,829	(1,534)	29,391	13,566	10,766	5,059
Total revenue	17,342	7,382	19,626	1,224	12,012	(242)	57,344	35,847	15,034	6,463
Provision for credit losses	1,802	975	29	2	424	–	3,232	2,876	276	80
Non-interest expense	7,485	2,512	15,312	285	7,016	1,640	34,250	17,321	12,553	4,376
Net income (loss) before income taxes	8,055	3,895	4,285	937	4,572	(1,882)	19,862	15,650	2,205	2,007
Income taxes (recoveries)	2,134	1,077	863	208	(1)	(659)	3,622	4,384	(675)	(87)
Net income	$5,921	$2,818	$3,422	$729	$4,573	$(1,223)	$16,240	$11,266	$2,880	$2,094
Non-interest expense includes:
Depreciation and amortization	$1,105	$62	$1,223	$6	$528	$(11)	$2,913	$1,747	$846	$320
Impairment of other intangibles	21	–	23	2	22	–	68	44	22	2

Total assets	$555,029	$187,142	$184,503	$29,288	$1,127,661	$87,959	$2,171,582	$1,205,561	$615,747	$350,274
Total assets include:
Additions to premises and equipment and intangibles	$2,274	$740	$887	$11	$494	$680	$5,086	$4,005	$769	$312

Total liabilities	$554,970	$187,135	$183,055	$29,158	$1,127,564	$(37,492)	$2,044,390

	For the year ended October 31, 2023 (Restated – Note 2)

(Millions of Canadian dollars)	Personal Banking (4)	Commercial Banking (4)	Wealth Management (4)	Insurance	Capital Markets (2)	Corporate Support (2)	Total	Canada	United States	Other International
Net interest income (3)	$10,945	$4,771	$4,853	$–	$3,379	$1,181	$25,129	$18,752	$5,065	$1,312
Non-interest income	4,526	1,261	13,308	1,010	7,672	(1,442)	26,335	12,241	8,563	5,531
Total revenue	15,471	6,032	18,161	1,010	11,051	(261)	51,464	30,993	13,628	6,843
Provision for credit losses	1,264	315	328	–	561	–	2,468	1,648	784	36
Non-interest expense	6,813	2,143	14,387	293	6,509	668	30,813	14,972	11,177	4,664
Net income (loss) before income taxes	7,394	3,574	3,446	717	3,981	(929)	18,183	14,373	1,667	2,143
Income taxes (recoveries)	1,976	992	753	168	(158)	(160)	3,571	4,707	(1,103)	(33)
Net income	$5,418	$2,582	$2,693	$549	$4,139	$(769)	$14,612	$9,666	$2,770	$2,176
Non-interest expense includes:
Depreciation and amortization	$951	$4	$1,240	$42	$509	$–	$2,746	$1,554	$836	$356
Impairment of other intangibles	13	–	81	1	2	11	108	28	65	15

Total assets	$498,533	$135,959	$180,781	$24,130	$1,100,172	$66,956	$2,006,531	$1,043,737	$639,296	$323,498
Total assets include:
Additions to premises and equipment and intangibles	$463	$–	$1,008	$53	$311	$639	$2,474	$1,334	$700	$440

Total liabilities	$498,442	$135,956	$178,943	$24,895	$1,099,893	$(46,745)	$1,891,384

(1)	On March 28, 2024, we completed the HSBC Canada transaction. HSBC Canada results have been consolidated from the closing date, and are included in our Personal Banking, Commercial Banking, Wealth Management and Capital Markets segments. For further details, refer to Note 6
(2)	Taxable equivalent basis.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(4)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.